Income Tax Expense	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Expense

7. INCOME TAX EXPENSE

For the six months ended September 30, 2017 and 2016, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Six months Ended	Six Months Ended
	September 30, 2017	September 30, 2016
Tax jurisdictions from:
- Local	$(5,128)	$(27,300)
- Foreign, representing:
Seychelles	-	(1,500)
Hong Kong	(263)	(205)
Malaysia	(192,563)	(12,514)
Australia	(2,118)	-
Loss before income tax	$(200,072)	$(41,519)

The provision for income taxes consisted of the following:

	Six months Ended	Six Months Ended
	September 30, 2017	September 30, 2016
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: Seychelles, Hong Kong, Malaysia, and Australia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America.

Seychelles

Under the current laws of the Seychelles, Quest International Group Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

Quest HK Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income.

Malaysia

Quest Masteryasia Group Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range from 18% to 24% on its assessable income.

Australia

Questcorp Australia Pty Ltd is subject to the Corporate Income Tax governed by the Australia Taxation Authority.

8. INCOME TAX EXPENSE

For the year ended March 31, 2017 and 2016, the local (United States) and foreign components of loss before income tax were comprised of the following:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Tax jurisdictions from:
- Local	$(78,821)	$-
- Foreign, representing:
Seychelles	(3,100)	-
Hong Kong	(1,539)	-
Malaysia	(151,402)	-
Loss before income tax	$(234,862)	$-

The provision for income taxes consisted of the following:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: Seychelles, Hong Kong and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America.

Seychelles

Under the current laws of the Seychelles, Quest International Group Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

Quest HK Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income.

Malaysia

Quest Masteryasia Group Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range from 18% to 24% on its assessable income.